RELATED PARTIES - General information (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and equivalents	$ 36,642,829	$ 34,025,535	$ 30,117,236	$ 28,401,283
Accounts receivable	231,573,437	206,447,165
Other assets	680,476	508,539
Liabilities
Deposits	234,470,422	211,841,597
Financial liabilities	308,858,471	271,975,564
Other liabilities	11,545,756	9,777,863
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	10,839	5,916
Accounts receivable	58	9
Other assets		34
Liabilities
Deposits	191,333	300,093
Accounts payable	583	689
Financial liabilities	2
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	8,592	7,355
Accounts receivable	8	21
Liabilities
Deposits	29,704	27,058
Accounts payable	375	351
Financial liabilities	12	8
Associates [member]
Assets
Financial assets in investments	1,489,672	1,043,666
Financial assets in credit operations	541,293	569,718
Accounts receivable	20,761	7,301
Other assets	8,974	3,207
Liabilities
Deposits	110,142	117,815
Accounts payable	15,685	5,194
Other liabilities	2,492	2,575
Entities controlled by individuals [Member]
Assets
Financial assets in credit operations	1,551,342	1,604,776
Accounts receivable	351,582	29,354
Other assets	4,526	7,313
Liabilities
Deposits	1,910,253	1,796,235
Accounts payable	771,804	695,671
Other liabilities	1,234	350
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	187,466	135,531
Accounts receivable	2	12
Other assets		167
Liabilities
Deposits	12,914	9,219
Accounts payable	$ 10	$ 10